Other Liabilities - Summary of Other Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Advances on buy-back agreements	$ 2,251		$ 2,147
Warranty and campaign programs	935	$ 951	908	$ 951	$ 919	$ 1,020
Marketing and sales incentive programs	1,180		1,166
Tax payables	783		528
Accrued expenses and deferred income	571		595
Accrued employee benefits	601		572
Legal reserves and other provisions	943		389
Contract reserve	394		396
Restructuring reserve	46		51
Other	638		736
Total	$ 8,342		$ 7,488